Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefit Plans [Abstract]
Changes in Benefit Obligation and Plan Assets and Funded Status
For the

Year ended December 31
millions of dollars 2023 2022
Change in Projected Benefit Obligation
("PBO") and Accumulated Post-
retirement Benefit Obligation ("APBO")
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Balance, January 1 $

2,158 $

243 $

2,624 $

318
Service cost

30

3

41

4
Plan participant contributions

6

6

6

6
Interest cost

111

13

80

9
Plan amendments -

(14) -

-

Benefits paid

(147) (29) (174) (31)
Actuarial losses (gains)

146

10 (480) (79)
Settlements and curtailments (8) -

(6) -

FX translation adjustment (23) (5)

67

16
Balance, December 31 $

2,273 $

227 $

2,158 $

243
Change in plan assets
Balance, January 1
$

2,163 $

46
$

2,702 $

51
Employer contributions

42

23

45

24
Plan participant contributions

6

6

6

6
Benefits paid (147) (29) (174) (31)
Actual return on assets, net of expenses

262

3 (489) (7)
Settlements and curtailments (8) -

(6) -

FX translation adjustment (20) (1)

79

3
Balance, December 31 $

2,298 $

48 $

2,163 $

46
Funded status, end of year

$

25 $ (179) $

5 $ (197)

Plans with PBO/APBO in Excess of Plan Assets and Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
millions of dollars 2023 2022
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
PBO/APBO $

120 $

205 $

1,006 $

221
FV of plan assets

37 -

914 -

Funded status $ (83) $ (205) $ (92) $ (221)
millions of dollars 2023 2022
Defined benefit
pension plans
Defined benefit
pension plans
ABO $

114 $

111
FV of plan assets

37

33
Funded status
$ (77) $ (78)

Amounts Recognized in Consolidated Balance Sheets
As at December 31 December 31
millions of dollars 2023 2022
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Other current liabilities $ (5) $ (18) $ (13) $ (20)
Long-term liabilities (78) (187) (80) (201)
Other long-term assets

108

26

98

24
AOCI, net of tax and regulatory assets

385

20

358

22
Less: Deferred income tax (expense)
recovery in AOCI
(8) (1) (7) (1)
Net amount recognized $

402 $ (160) $

356 $ (176)

Amounts Recognized in AOCI and Regulatory Assets
Regulatory assets
Actuarial

(gains) losses
Past service
(gains) costs millions of dollars
Defined Benefit Pension Plans
Balance, January 1, 2023 $

336 $

15 $ -

Amortized in current period (6) (3) -

Current year additions

1

41 -

Change in FX rate (7) -

-

Balance, December 31, 2023 $

324 $

53 $ -

Non-pension benefits plans
Balance, January 1, 2023 $

31 $ (10) $ -

Amortized in current period

2

3 -

Current year reductions (3) (1) (3)
Change in FX rate (1) -

1
Balance, December 31, 2023 $

29 $ (8) $ (2)
As at December
31
December
31 millions of dollars 2023 2022
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Actuarial losses (gains) $

53 (8)
$

15
$
(10)
Past service gains -

(2) -

-

Deferred income tax expense

8

1

7

1
AOCI, net of tax

61 (9)

22 (9)
Regulatory assets

324

29

336

31
AOCI, net of tax and regulatory assets $

385 $

20 $

358 $

22

Net Periodic Benefit Cost
As at Year ended December 31
millions of dollars 2023 2022
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Service cost $

30 $

3 $

41 $

4
Interest cost

111

13

80

9
Expected return on plan assets (161) (2) (144) -

Current year amortization of:

Actuarial losses (gains)

1 (3)

8 -

Regulatory assets (liability)

6 (2)

21

2
Settlement, curtailments

2 -

2 -

Total $ (11) $

9 $

8 $

15

Pension Plan Asset Allocations
Canadian Pension Plans
Asset Class Target Range at Market
Short-term securities
0% to 10%
Fixed income 34% to 49%
Equities:

Canadian
7% to 17%

Non-Canadian
35% to 59%
Non-Canadian Pension Plans
Asset Class
Target Range at Market
Weighted average
Cash and cash equivalents 0% to 10%
Fixed income 29% to 49%
Equities 48% to 68%

Fair Value of Plan Assets
millions of dollars NAV Level 1 Level 2 Total Percentage
As at December 31, 2023
Cash and cash equivalents $ - $ 40 $ - $ 40 2%
Net in-transits - (9) - (9) - %
Equity securities:

Canadian equity
- 96 - 96 4%

United States equity

- 141 - 141 6%

Other equity
- 112 - 112 5%
Fixed income securities:

Government
- - 172 172 8%

Corporate
- - 90 90 4%

Other
- 4 5 9 - %
Mutual funds - 50 - 50 2%
Other - 6 (1) 5 - %
Open-ended investments
measured at NAV

(1)
1,006 - - 1,006 44%
Common collective trusts
measured at NAV
(2)
586 - - 586 25%
Total

$ 1,592 $ 440 $ 266 $ 2,298 100%
As at December 31, 2022
Cash and cash equivalents $ - $ 70 $ - $ 70 3%
Net in-transits - (70) - (70) (3) %
Equity securities:

Canadian equity
- 87 - 87 4%

United States equity

- 233 - 233 11%

Other equity
- 186 - 186 8%
Fixed income securities:

Government
- - 104 104 5%

Corporate
- - 83 83 4%

Other
- 3 11 14 1%
Mutual funds - 68 - 68 3%
Other - - (3) (3) - %
Open-ended investments
measured at NAV

(1)
790 - - 790 36%
Common collective trusts
measured at NAV
(2)
601 - - 601 28%
Total

$

1,391 $

577 $

195 $

2,163 100%
(1) Net asset value ("NAV") investments are open-ended

registered and non-registered mutual funds, collective investment trusts, or pooled funds. NAV’s are calculated

at least monthly and the funds honour subscription and redemption activity regularly.
(2) The common collective trusts are private funds valued at NAV.

The NAVs are calculated based on bid prices

of the underlying
securities. Since the prices are not published to external sources, NAV is used as a practical expedient. Certain funds invest
primarily in equity securities of domestic and foreign issuers while others invest in long duration U.S. investment grade fixed income assets and seeks to increase return through active management of interest rate and credit risks. The funds honour subscription and redemption activity regularly.

Expected Cash Flows for Defined Benefit Pension and Other Post-Retirement Benefit Plans
millions of dollars
Defined benefit
pension plans
Non-pension
benefit plans
Expected employer contributions
2024 $

34 $

19
Expected benefit payments
2024

172

21
2025

163

21
2026

166

21
2027

171

21
2028

173

20
2029 – 2033

890

95

Assumptions Used in Accounting for Defined Benefit Pension and Other Post-Retirement Benefit Plans
Assumptions:
The following table shows the assumptions that have been used in accounting for DB pension and other post-retirement benefit plans:
2023 2022
(weighted average assumptions)
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Benefit obligation – December 31:
Discount rate - past service 4.89% 4.89% 5.33% 5.31%
Discount rate - future service 4.88% 4.89% 5.34% 5.32%
Rate of compensation increase 3.87% 3.85% 3.62% 3.61%
Health care trend

- initial (next year)
- 6.04% - 5.40%

- ultimate

- 3.76% - 3.77%

- year ultimate reached
2043 2043
Benefit cost for year ended December 31:
Discount rate - past service 5.33% 5.31% 3.05% 2.81%
Discount rate - future service 5.34% 5.32% 3.18% 2.92%
Expected long-term return on plan assets 6.56% 2.16% 6.07% 1.32%
Rate of compensation increase 3.62% 3.61% 3.31% 3.29%
Health care trend

- initial (current year)
- 5.40% - 5.09%

- ultimate

- 3.77% - 3.77%

- year ultimate reached
2043 2042
Actual assumptions used differ by plan.